Income taxes (Summary of amounts and expiry dates of tax attributed and temporary difference for which no deferred tax assets was recognized) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Research And Development Expenses, Without Time Limitation | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	$ 11,917,963	$ 11,399,104
Research And Development Expenses, Without Time Limitation | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	12,150,617	11,023,013
Federal Research And Development Investment Tax Credits | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	3,271,592	3,331,636
Federal Research And Development Investment Tax Credits | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2029 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	299,881	299,881
Federal Research And Development Investment Tax Credits | 2029 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2030 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	89,879	89,879
Federal Research And Development Investment Tax Credits | 2030 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2031 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	223,759	223,759
Federal Research And Development Investment Tax Credits | 2031 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2032 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	186,031	186,031
Federal Research And Development Investment Tax Credits | 2032 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2033 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	105,216	105,216
Federal Research And Development Investment Tax Credits | 2033 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2034 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	212,609	212,609
Federal Research And Development Investment Tax Credits | 2034 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2035 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	488,555	488,555
Federal Research And Development Investment Tax Credits | 2035 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2036 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	359,594	359,594
Federal Research And Development Investment Tax Credits | 2036 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2037 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	253,885	253,885
Federal Research And Development Investment Tax Credits | 2037 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2038 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	186,015	186,015
Federal Research And Development Investment Tax Credits | 2038 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2039 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	340,728	465,535
Federal Research And Development Investment Tax Credits | 2039 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2040 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	101,562	101,562
Federal Research And Development Investment Tax Credits | 2040 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2041 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	167,461	359,115
Federal Research And Development Investment Tax Credits | 2041 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	0	0
Federal Research And Development Investment Tax Credits | 2042 | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	256,417	0
Federal Research And Development Investment Tax Credits | 2042 | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of tax attributed and temporary difference for which no deferred tax assets was recognized	$ 0	$ 0